12. FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

12.1 Financial assets at amortized cost

	12.31.2019	12.31.2018
Non-current
Public securities (1)	18	-
Total non-current	18	-

Current
Time deposits	-	35
Public securities (1)	54	-
Total current	54	35

(1)	The public securities were received in accordance with the mechanism set forth by SGE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs. See Note 2.4.3.1.

12.2 Financial assets at fair value through profit and loss

	12.31.2019	12.31.2018
Non-current
Shares	11	11
Total non-current	11	11

Current
Government securities	113	298
Shares	8	1
Investment funds	244	106
Total current	365	405

12.3 Trade and other receivables

	Note	12.31.2019	12.31.2018
Non-Current
CAMMESA Receivable (1)		-	70
Other		8	23
Trade receivables, net		8	93

Non-Current
Tax credits		3	13
Related parties	17	53	49
Prepaid expenses		1	1
Financial credit		-	1
Receivable for sale of property, plant and equipment		-	3
Natural Gas Surplus Injection Promotion Program (2)		-	71
Credit with RDSA	20	35	20
Allowance for doubtful accounts		(35)	-
Other		14	2
Other receivables, net		71	160

Total non-current		79	253

Current	Note	12.31.2019	12.31.2018
Receivables from energy distribution sales		226	223
Receivables from MAT		17	27
CAMMESA		168	131
CAMMESA Receivable (1)		-	15
Receivables from oil and gas sales (3)		48	78
Receivables from refinery and distribution sales		-	6
Receivables from petrochemistry sales		54	67
Related parties	17	6	10
Government of the PBA and CABA by Social Rate		4	-
Other		10	4
Allowance for doubtful accounts		(33)	(34)
Trade receivables, net		500	527

Tax credits		10	27
Advances to suppliers		-	2
Related parties	17	8	5
Prepaid expenses		2	2
Receivables for non-electrical activities		11	14
Financial credit		5	6
Guarantee deposits		5	13
Natural Gas Surplus Injection Promotion Program (2)		-	71
Insurance to recover		-	6
Expenses to be recovered		10	11
Credits for the sale of property, plant and equipment		1	21
Credit with RDSA	20	1	-
Other		14	6
Allowance for other receivables		(6)	(8)
Other receivables, net		61	176

Total current		561	703

(1)	CAMMESA receivables were settled in pursuant to the Agreement for the Regularization and Settlement of Receivables with the WEM (see Note 2.1.7).
(2)	Receivables under the Natural Gas Surplus Injection Promotion Programs were settled through the delivery of public securities pursuant to the mechanism set forth by SGE Resolution No. 54/19 (see Note 2.4.3.1).
(3)	Including U$S 14.6 million corresponding to the receivables with gas distributors pursuant to the procedure set forth by PEN Executive Order No. 1,053/18 and regulated by ENARGAS Resolution No. 466/19 (see Note 2.4.3.2).

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values.

The movements in the allowance for the impairment of trade receivables are as follows:

	12.31.2019	12.31.2018	12.31.2017
At the beginning	34	26	21
Allowance for impairment	23	34	13
Utilizations	(13)	(10)	(3)
Reversal of unused amounts	(2)	(1)	-
Exchange differences on translation	(1)	-	-
Reclasification to assets held for sale	-	-	(5)
Gain on monetary position, net	(8)	(15)	(5)
At the end of the year	33	34	21

The movements in the allowance for the impairment of other receivables are as follows:

	12.31.2019	12.31.2018	12.31.2017
At the beginning	8	6	10
Allowance for impairment	1	7	1
Gain on monetary position, net	(1)	(3)	-
Decreases	-	-	(1)
Reversal of unused amounts	(2)	(2)	(5)
At the end of the year	6	8	5

12.4 Cash and cash equivalents

	12.31.2019	12.31.2018
Banks	57	83
Investment funds	4	-
Time deposits	164	158
Total	225	241

12.5 Borrowings

Non-Current	Note	12.31.2019	12.31.2018

Financial borrowings		161	258
Corporate bonds (1)		1,603	1,457
CAMMESA financing		-	120
		1,764	1,835

Current

Financial borrowings		137	313
Corporate bonds		32	25
CAMMESA financing		-	3
Related parties	17	14	1
		183	342

Total		1,947	2,177

(1)	Net of the repurchase of Corporate Bonds of Pampa Energía for a nominal value of U$S 81 million and U$S 9 million and the repurchase of Edenor’s Corporate Bonds for a nominal value of U$S 29 million and U$S 10 million as of December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, the fair values of the Company’s Corporate Bonds amount approximately to U$S 1,436 million and U$S 1,300 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s corporate notes at the end of each year (fair value level 1 and 2).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

The other long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

The movements in the borrowings are as follows:

	Note	12.31.2019	12.31.2018	12.31.2017
At the beginning		2,177	1,683	1,269
Proceeds from borrowings		556	245	1,250
Payment of borrowings		(550)	(240)	(733)
Accrued interest		185	179	143
Payment of borrowings' interests		(148)	(133)	(108)
Net foreign currency exchange difference		50	1,244	227
Results for the repurchase of corporate bonds	12.5.2	(27)	(2)	-
Costs capitalized in property, plant and equipment	11.1	17	8	14
Decrease through offsetting with trade receivables		(135)	-	-
Gain on monetary position, net		(88)	(795)	(379)
Repurchase and redemption of corporate bonds		(91)	(13)	(1)
Other financial results		1	1	1
At the end of the year		1,947	2,177	1,683

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness

12.5.1 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2019

Corporate bonds:

2022 CB	Edenor	U$S	166	Fixed	9.75%	2022	139
Class E CB	PAMPA	ARS	575	Variable	Badlar	Nov-20	10
Class 1 CB	PAMPA	U$S	687	Fixed	7.50%	Ene-27	698
T Series CB	PAMPA	U$S	487	Fixed	7.38%	Jul-23	497
Serie 3 CB (1)	PAMPA	U$S	293	Fixed	9.13%	Abr-29	291
							1,635
Regulatory:
Thrid parties:
	PAMPA	U$S	84	Fixed	Between 4.25% and 7.65%	Jan-2020 to May-2020	88
	PAMPA	U$S	39	Fixed and variable	4.21% + Libor	May-2024	39
	PAMPA	ARS	7,775	Fixed	Between 40% and 44.14%	Apr-2021 to Apr-2022	146
							273
Related parties:
	PAMPA	U$S	13	Fixed	6.0%	2020	14
Financial loans:

	Edenor	U$S	1,885	Variable	Libor + 4.27%	Oct-20	25
							25

							1,947

(1)	On June 10, 2019, the Company issued Series 3 Corporate Bonds for a face value of U$S 300 million. These corporate bonds accrue interest at a fixed rate of 9.125% payable semi-annually, and the principal will be payable in a single installment upon maturity, in April 2029.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2018

Corporate bonds:

2022 CB	Edenor	U$S	166	Fixed	9.75%	2022	170
Class 4 CB (1)	PAMPA	U$S	34	Fixed	6.25%	Oct 20	34
Class E CB	PAMPA	ARS	607	Fixed	Badlar	Nov-20	16
T Series CB	PAMPA	U$S	500	Fixed	7.38%	Jul-23	753
Class 1 CB	PAMPA	U$S	747	Fixed	7.50%	Jan-27	510
							1,483
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(2)	57
CAMMESA Mapro	PAMPA	ARS	174	Variable	CAMMESA	(2)	7
CAMMESA Mapro	CPB	ARS	1,085	Variable	CAMMESA	(2)	59
							123
Financial loans:

	PAMPA	U$S	17,116	Fixed	Between 3.6% and 6.8%	Feb-2019 to May-2021	459
	PAMPA	U$S	1,746	Fixed and variable	6% + Libor	May-2024	46
	PAMPA	ARS	550	Fixed	22.25%	Sep-2019 to Oct-2019	15
	Edenor	U$S	1,885	Variable	Libor + 4.27%	Oct-20	51
							571

							2,177

(1)	On July 12, 2019, the Company provided for the early redemption of Series 4 Corporate Bonds for a value of U$S 34 million.
(2)	Regulatory financing was settled under the Agreement for the Regularization and Settlement of Receivables with the WEM (see Note 2.1.7).

12.5.2 Acquisition of own Corporate Bonds

As of the closing of fiscal year 2019, Pampa held in its portfolio: Series T Corporate Bonds maturing in 2023 for a face value of U$S 13.5 million, repurchased at an average clean price of U$S 74.55 per face value of U$S 100; Series 1 Corporate Bonds maturing in 2027 for a face value of U$S 63.03 million, repurchased at an average clean price of U$S 74.27 per face value of U$S 100; Series 3 Corporate Bonds for U$S 7.33 million, repurchased at an average clean price of U$S 78.63 per face value of U$S 100.

During fiscal years ended December 31, 2019 and 2018, the Company and its subsidiaries purchased and/or redeemed own or different subsidiaries’ Corporate Bonds at their respective market values for a total face value of U$S 91 million and U$S 13.2 million, respectively. As a result of these repurchase and/or redemption transactions, the Company reported consolidated losses for U$S 27 million and U$S 2 million in the fiscal years ended December 31, 2019 and 2018, respectively, which are disclosed in the “Results from the repurchase of corporate bonds” item under Other financial results (see Note 10.5).

12.5.3 Edenor - Global Program for the Issuance of Corporate Bonds

On August 8, 2019, Edenor’s General Ordinary Shareholders’ Meeting approved the creation of Edenor’s Global Program for the Issuance of Corporate Bonds effective for a term of five years and for a maximum outstanding amount of U$S 750 million, or its equivalent value in other currencies.

12.5.4 Financial loans

In 2019, Pampa paid off Banking debt (including pre-export finance facilities) for U$S 420 million and $ 550 million, and took on new debt for U$S 25 million and $ 8,349 million. As of December 31, 2019, approximately 60% of the bank debt is denominated in pesos.

As of December 31, 2019, Pampa’s short-term principal maturities amounted to U$S 92 million and $ 575.2 million, whereas Edenor’s short-term maturities amounted to U$S 25 million.

After the closing of the fiscal year, Pampa repaid financing at maturity for a total amount of U$S 25 million.

12.6.  Trade and other payables

Non-Current		12.31.2019	12.31.2018

Customer contributions		3	3
Funding contributions for substations		-	1
Customer guarantees		4	4
Trade payables		7	8

ENRE Penalties and discounts		64	138
Loans (mutuums) with CAMMESA		-	61
Compensation agreements		7	7
Liability with FOTAE		-	5
Payment agreement with ENRE		-	1
Lease liability		12	-
Other		-	-
Other payables		83	212
Total non-current		90	220

Current	Note	12.31.2019	12.31.2018

Suppliers		212	250
CAMMESA		155	316
Customer contributions		1	-
Discounts to customers		-	1
Customer advances		7	6
Related parties	17	8	6
Other		-	1
Trade payables		383	580

ENRE Penalties and discounts		57	49
Related parties	17	5	-
Compensation agreements		3	13
Payment agreements with ENRE		1	2
Other creditors		-	8
Lease liability		4	-
Other		1	5
Other payables		71	77

Total current		454	657

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value, except non-current customer contributions.

The fair values of non-current customer contributions as of December 31, 2019 and 2018 amount to U$S 0.8 million and U$S 2.9 million, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a market rate for this type of transactions. This fair value is classified as level 3.

The book value of the compensation agreements approximates their fair value given the valuation characteristics (Note 4.17).

12.7 Financial instruments by category

The following chart presents financial instruments by category:

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	622	4	626	14	640
Financial assets at fair value through profit and loss
Government securities	-	113	113	-	113
Shares	-	19	19	-	19
Investment funds	-	244	244	-	244
Derivative financial instruments	-	4	4	-	4
Cash and cash equivalents	221	4	225	-	225
Total	843	388	1,231	14	1,245

Liabilities
Trade and other liabilities	408	7	415	129	544
Borrowings	1,947	-	1,947	-	1,947
Derivative financial instruments	-	3	3	-	3
Total	2,355	10	2,365	129	2,494

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	909	3	912	44	956
Financial assets at amortized cost
Government securities	35	-	35	-	35
Financial assets at fair value through profit and loss
Government securities	-	298	298	-	298
Shares	-	12	12	-	12
Investment funds	-	106	106	-	106
Cash and cash equivalents	241	-	241	-	241
Total	1,185	419	1,604	44	1,648

Liabilities
Trade and other liabilities	610	15	625	252	877
Borrowings	2,177	-	2,177	-	2,177
Instrumentos financieros derivados	-	1	1	-	1
Total	2,787	16	2,803	252	3,055

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	93	3	96	-	96
Interest expense	(275)	-	(275)	(20)	(295)
Foreign exchange, net	(92)	14	(78)	3	(75)
Results from financial instruments at fair value	-	91	91	-	91
Gains (losses) from present value measurement	54	-	54	-	54
Other financial results	37	-	37	2	39
Total	(183)	108	(75)	(15)	(90)

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	94	5	99	-	99
Interest expense	(289)	-	(289)	(22)	(311)
Foreign exchange, net	(865)	86	(779)	(84)	(863)
Results from financial instruments at fair value	-	64	64	-	64
Gains (losses) from present value measurement	(74)	-	(74)	-	(74)
Other financial results	12	-	12	(2)	10
Total	(1,122)	155	(967)	(108)	(1,075)

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	55	7	62	-	62
Interest expense	(217)	-	(217)	(11)	(228)
Foreign exchange, net	(191)	49	(142)	(14)	(156)
Results from financial instruments at fair value	-	62	62	-	62
Gains (losses) from present value measurement	(6)	-	(6)	-	(6)
Other financial results	(2)	-	(2)	(2)	(4)
Total	(361)	118	(243)	(27)	(270)

12.8 Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

As of Dectember 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	113	-	-	113
Shares	8	-	11	19
Investment funds	244	-	-	244
Cash and cash equivalents
Investment funds	4	-	-	4
Derivative financial instruments	-	4	-	4
Other receivables	4	-	-	4
Total assets	373	4	11	388

Liabilities
Derivative financial instruments	-	3	-	3
Total liabilities	-	3	-	3

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	298	-	-	298
Trust	1	-	11	12
Investment funds	106	-	-	106
Other receivables	3	-	-	3
Total assets	408	-	11	419

Liabilities
Derivative financial instruments	-	1	-	1
Total liabilities	-	1	-	1

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in income, classified as Level 2 and 3, are detailed below:

- Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.

- Shares: they were determined based on Income approach through the Indirect Cash Flow method (net present value of expected future cash flows) and the discount rates used were estimated taking the WAAC rate as a parameter.